Business Combination - Acquisition of Ad Network Assets of Travora Media	3 Months Ended
Mar. 31, 2013
Notes
Business Combination - Acquisition of Ad Network Assets of Travora Media

3 - Business Combination - Acquisition of Ad Network Assets of Travora Media

On February 6, 2013, Travora Networks, Inc. (“TNI”), a wholly owned subsidiary of MediaShift, Inc. executed an asset purchase agreement with Travora Media, Inc. (“Travora” or “Seller”) to acquire Travora’s digital advertising network business, which was effective on February 1, 2013.  Activity from February 1st to February 6th was immaterial. Headquartered in New York City, Travora provides an established publishing network, advertiser and agency relationships, and an experienced ad sales and ad operations team. Travora represents over 300 established travel brands across desktop, tablet, and mobile platforms, including Fodor’s, Viator, and Vayama. Travora achieved revenues of approximately $13.0 million and $10.9 million in 2011 and 2012 respectively. TNI will retain approximately 20 of Travora’s former employees and will continue to operate out of New York City.

The acquisition was accounted for using the acquisition method of accounting.  Accordingly, the assets acquired and liabilities assumed were measured at their estimated fair value at the acquisition date.  Travora’s results of operations will be included in the Company’s consolidated financial statements from February 1, 2013.

The preliminary allocation of the purchase price based on the fair value of the acquired assets, less liabilities assumed, as of February 6, 2013, amounted to $8,234,670.

The fair value of the consideration to Seller is as follows:

Cash consideration to Seller		$ 500,000
Payment of Eastward Capital Partners debt		1,750,000
Assumption of Eastward Capital Partners debt		2,250,000
Balance of consideration to be paid in MediaShift common stock	700,000
Less allowance for audit expenses	(70,000)
Less amount of Aged Accounts Payable	(138,000)
Less estimated reduction for Target Working Capital deficiency	(592,000)	(100,000)
		4,400,000
Contingent consideration:
Earn-out consideration for publisher retention		67,747
Earn-out consideration for revenue targets		1,315,081
Total consideration		$ 5,782,828

As part of the purchase price paid in the transaction, TNI assumed Seller’s $4,000,000 obligations to Eastward Capital Partners.

Within ninety (90) days following the closing date, TNI shall prepare and deliver to the Seller a closing statement and its calculation of the working capital deficit or working capital surplus, if any, at the date of purchase.  The closing statement shall be prepared in accordance with GAAP, certified by an officer of TNI and prepared applying the same methodology as was applied by TNI and the Seller in calculating the Target Working Capital.

Within five (5) Business Days following the determination of the closing statement, if there is a working capital surplus, TNI shall pay to the Seller an amount equal to such working capital surplus by an increase in the number of Closing Shares equal to the dollar value of such excess, and if there is a working capital deficit, the Seller shall pay to TNI an amount equal to such working capital deficit by a reduction and forfeiture of the number of Closing Shares equal to the dollar value of such working capital deficit, or if the value of the Closing Shares is less than such working capital deficit, TNI shall reduce the amount of earnout payments owed or payable to Seller by an amount equal to the amount by which such working capital deficit exceeds the value of the Closing Shares. A preliminary analysis of working capital as of the closing date indicates that the working capital deficit (as defined in the Asset Purchase Agreement) may be approximately $600,000.  Consequently, it is not currently anticipated that any Closing Shares will be issued to the Seller in this transaction.

The significant identifiable tangible assets acquired include primarily accounts receivable and property, plant and equipment.  Intangible assets include contracts, business relationships, trademarks and domain names.

Earnout Consideration

As part of the acquisition, TNI agreed to issue additional cash to the sellers, contingent upon TNI meeting certain operating performance targets: publisher retention goals for 360 days following the acquisition date and revenue goals for the year ending December 31, 2013. As discussed in Note 4 - “Contingent Earnout Liabilities - Travora Earnout Consideration”, the estimated fair value of the contingency was $1,382,828 on the acquisition date and $1,382,828 as of March 31, 2013. The fair value was determined based upon historical business performance, and knowledge of the existing portfolio of clients. The spectrum of new clients who could be added to the portfolio during the timeframe was also considered.  The probability of achieving the required performance levels was evaluated relative to the historical success of the business achieving the target levels, as well as industry assessment of the salesforce and management if they were likely to generate accretive business to Travora.

Intangible Assets

To determine the estimated fair value of intangibles acquired, MediaShift engaged a third party valuation specialist to assist management.  Based on the preliminary assessment, the acquired intangible asset categories, fair value and amortization periods, generally on a straight line basis are as follows:

	Fair Value at 2/6/2013	Amortization Period
Trademark Portfolio	$ 856,890	Indefinite
Publisher Relationships	3,573,596	15 years
Goodwill	991,936	N/A
Total Intangible	$5,422,422

•    The fair value of the Trademark portfolio was determined based on the “relief from royalty” method, an approach under which fair value is estimated to be the present value of royalties saved because we own the intangible asset and therefore do not have to pay a royalty for its use.  The fair value for the publisher relationships was determined based on the “excess earning method”, of income approach.  Estimated discounted cash flows associated with existing customers and projects were based on historical and market participant data.

•    These valuations are preliminary and subject to change.

The following table summarizes the fair value of the assets acquired and the liabilities assumed in thousands:

Accounts receivable	$ 2,716
Prepaid expenses & deposits	5
Fixed assets	91
Intangible assets	5,422
Accounts payable	(1,856)
Other accrued expense	(596)
Net assets acquired	$ 5,782

The significant identifiable tangible assets acquired include primarily accounts receivable and fixed assets.  The Company determined that the book value of accounts receivable reflected fair value of those assets.  The Company determined the book value of the fixed assets reflected fair value of those assets.

Supplemental Unaudited Pro Forma Information for the three month period ended March 31, 2012

The following pro forma information for the three month period ended March 31, 2013 and 2012 presents the results of operations as if the TNI acquisition had occurred at the beginning of 2012. The supplemental pro forma information has been adjusted to include:

•    the pro forma impact of amortization of intangible assets and depreciation of property, plant and equipment, based on the purchase price allocation;

•    the pro forma impact of interest expense on the assumption of the Eastward Debt of $2,250,000

The pro forma results are presented for illustrative purposes only and are not necessarily indicative of or intended to represent the results that would have been achieved had the transaction been completed on January 1, 2012 or that may be achieved in the future.  The pro forma results do not reflect any operating efficiencies and associated cost savings that the Company may, or may not, achieve with respect to the combined companies.

	Three month Period ended March 31, 2013	Three month Period ended March 31, 2012

Revenues	$ 2,128,807	$ 2,556,257
Income from continuing operations, before provision for income taxes	$ (7,483,194)	$ (1,260,985)
Income from continuing operations	$ (7,483,994)	$ (1,262,985)
Net income	$ (7,483,994)	$ (1,262,985)

Weighted average common shares outstanding:
Basic	6,463,852	10,431,165
Diluted	6,463,852	10,431,165

Earnings per share:
Basic - income from continuing operations	$(1.1577)	$(0.1209)
Basic - net income	$(1.1578)	$(0.1211)
Diluted - income from continuing operations	$(1.1577)	$(0.1209)
Diluted - net income	$(1.1578)	$(0.1211)